Fair Value of Debt (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Short-Term Portion of Long-Term Debt
Carrying Amounts and Fair Values of Financial Instruments [Line Items]
Carrying value	$ 167.2	[1],[2]	$ 9.5	[1],[2]
U.S. Private Placement - Long-Term Debt
Carrying Amounts and Fair Values of Financial Instruments [Line Items]
Carrying value	177.6	[1]	305.8	[1]
U.S. Private Placement - Long-Term Debt | Short-Term Portion of Long-Term Debt
Carrying Amounts and Fair Values of Financial Instruments [Line Items]
Carrying value	$ 125.0

[1]	Debt as reported in balance sheet.
[2]	$125 million carrying value of U.S. private placement note changed from long-term to short-term debt in the fourth quarter 2013.